Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2018
Cash and cash equivalents [abstract]
Disclosure of detailed information about cash and cash equivalents [Text Block]
	January 1, 2017	December 31, 2017	December 31, 2018
	(in thousands)

Cash, demand deposits and checking accounts	$171,397	115,464	98,400
Time deposits with less than three months maturity date	13,055	22,559	8,037
	$184,452	138,023	106,437